Fair Value of Options Measured based on Black-Scholes Option Pricing Model, 2004 Option Plan (Detail)	0 Months Ended	12 Months Ended
	Apr. 22, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Minimum USD ($)	Dec. 31, 2013 Maximum USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.35%	0.35%	0.33%
Expected life (years)		3 years 3 months	3 years 3 months	3 years 3 months	6 months 26 days	2 years 2 months 12 days
Expected dividend yield		0.00%	0.00%	0.00%
Fair value of incremental cost		$ 600,000	3,800,000		$ 0.16	$ 0.43
Volatility		59.39%	59.39%	57.90%
Fair value of options at grant date	$ 2.41	$ 0.99		$ 1.92
Risk-free interest rate, minimum		0.09%	0.09%
Risk-free interest rate, maximum		0.24%	0.24%
Expected dividend yield		0.00%	0.00%	0.00%
Volatility, minimum		36.00%	36.00%
Volatility, maximum		65.00%	65.00%